Document and Entity Information	Feb. 26, 2025
Cover [Abstract]
Entity Registrant Name	CHEVRON CORP
Amendment Flag	false
Entity Central Index Key	0000093410
Document Type	8-K
Document Period End Date	Feb. 26, 2025
Entity Incorporation State Country Code	DE
Entity File Number	001-00368
Entity Tax Identification Number	94-0890210
Entity Address, Address Line One	1400 Smith Street
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77002
City Area Code	(832)
Local Phone Number	854-1000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, par value $.75 per share
Trading Symbol	CVX
Security Exchange Name	NYSE
Entity Emerging Growth Company	false